Related Party Disclosures	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Related Party Disclosures
31. Related Party Disclosures
In accordance with IAS 24 (Related Party Disclosures), persons or companies which are influenced by the reporting entity or which can exert influence on the reporting entity must be disclosed unless such parties are already included in the consolidated financial statements as a consolidated company. Key management personnel consist of the members of the Management and the Supervisory boards.
a) Related party transactions
In addition to the members of the Management Board and the Supervisory Board, related persons include Ms. Knapek. Ms. Knapek is the spouse of Markus Knapek, a former member of the management board and a significant shareholder in Mynaric AG. Ms. Knapek was a part-time employee with the Mynaric AG from June 2016 to January 2021.
The following entities are deemed to be related parties of the Company:

•	MCConsult Dr. Peschko, Gilching (previously: Adelanto management services s.I.)

•	Pinsent Masons LLP, Munich
MCConsult Dr. Peschko is a company owned by Dr. Wolfram Peschko, a former Management Board member who resigned in fiscal year 2020, which provides advisory services for the Company. During the years ended December 31, 2020 and 2019, related party expenses involving MCConsult Dr. Peschko amounted to €825 thousand, and €274 thousand, respectively. As of December, 31, 2020, the Company had trade and other payables totaling €591 thousand, respectively, due to MCConsult Dr. Peschko.
Pinsent Masons LLP is a law firm in which Mr. Mayrhofer, a former member of the Supervisory Board who resigned in fiscal year 2020, is a partner which provides legal advisory services for the companies of the Mynaric Group. During the years ended December 31, 2020 and 2019, related party expenses involving Pinsent Masons LLP amounted to €135 thousand, and €75 thousand, respectively. As of December 31, 2020, the Company had trade and other payables totaling €12 thousand, due to Pinsent Masons LLP.
Apeiron Investment Group Ltd. (“Apeiron”), a shareholder of Mynaric AG, and Bulent Altan, the Chief Executive Officer and a member of the management board of Mynaric AG, entered into an option agreement, dated August 13, 2019 (as amended), under which Apeiron granted Mr. Altan the right to acquire 56,700 no-par
value bearer shares of the Company at a price of €25.00 per share (the “Altan Option Agreement”). Under the Altan Option Agreement, Mr. Altan was initially entitled to exercise the option during a four-week exercise period following written notice by Apeiron that certain conditions precedent under the agreement have been met (the “Initial Exercise Period”). While the Initial Exercise Period would have expired in December 2020, Apeiron and Mr. Altan agreed to extend the exercise period under the Altan Option Agreement to December 31, 2022. As of today, the option under the Altan Option Agreement has not been exercised.
b) Remuneration for members of the Management Board
The Supervisory Board determines the total remuneration for members of the Management Board. It also reviews and resolves upon the remuneration system as well as the appropriateness of the total compensation of the respective Management Board members, including the significant contractual elements.
The objective of the remuneration of the Management Board is to provide an adequate compensation for personal performance – considering the Company’s economic performance – and to provide an incentive for successful corporate governance. In this context, the remuneration is in line with the Company’s size as well as industry- and country-specific standards.
The remuneration for Management Board members consists of three components:

•	a non-performance-related remuneration (fixed remuneration),

•	performance-related bonuses,

•	and stock options.
The overall remuneration for the members of the Management Board (excluding stock options and fringe benefits) comprises approximately 66% in fixed remuneration and 33% in performance-related remuneration in the event of 100% target achievement.
Non-performance-related
remuneration
The fixed,
non-performance-related
remuneration comprises the basic remuneration and fringe benefits that may vary over the years, depending on the person involved or the occurrence of certain events.
The amount of the fixed remuneration depends on delegated functions and responsibilities as well as the general conditions customary to the industry and the market. These conditions relate primarily to other listed small- and medium-sized
companies from the technology industry and related sectors. The fixed remuneration is paid in monthly installments.
Fringe benefits mainly include expenses for company housing for members of the Management Board. Members also receive taxable in-kind
benefits.
Performance-related remuneration
The performance-related remuneration comprises two components: the first is agreed upon with the Supervisory Board on an annual basis, and the second is a strategic special component.
The component agreed upon with the Supervisory Board on an annual basis generally consists of two elements based on the Company’s economic performance and achievement of the annual budget as approved by the Supervisory Board. The bonus can be a maximum of 200% in the case of overachievement.
The strategic special component is a reward for the Management Board member’s performance in acquiring strategic investors for the Company.
Stock options
The third remuneration component comprises stock options granted to selected employees in the form of stock options from Stock Option Plans 2017, 2018, 2019, 2020 and 2021, in which the Management Board members also participate. A stock option right entitles the holder to the right to purchase Company shares at the respective exercise price. The vesting period for exercise of the options is four years, starting on the grant date of such options. The options may be exercised within a period of three years after the expiration of the vesting period, provided that the performance target has been achieved.
In the context of these plans, stock options were issued to the Management Board in 2019, 2020 and 2021, which entitle the holder to subscribe to Mynaric AG shares. Detailed information about the granted stock options are presented in Note 9. a) Share-based payments.
Remuneration granted
The remuneration granted to the Management Board in fiscal year 2021 is broken down as follows:

			Long-term variable remuneration
Year	Basic remuneration in € thousand	Short-term variable remuneration in € thousand	Number of stock options granted	Recognized as expense in € thousand	Total in € thousand
2021	713	113	100,000	332	1,158
2020	525	357	30,000	549	1,431
In 2020 a severance payment of €691 thousand was granted to Dr. Peschko, a former member of the Management Board of Mynaric AG who resigned in fiscal year 2020. Mr. Edler von Janecek, who also resigned from the Management Board in 2020, was granted a severance payment in the amount of €263 thousand in last reporting period 2020.
The chairman of the Management Board, Bulent Altan, received remuneration for his activities as CEO of the subsidiary Mynaric USA Inc., which is already included in the remuneration granted and paid. The other Management Board members did not receive any remuneration during their term for their activities in a subsidiary of Mynaric AG.
c) Supervisory Board remuneration
The remuneration system of the Supervisory Board is based on the Company’s size, the duties and responsibilities of the Supervisory Board members, and the Company’s economic situation and expected future development. The remuneration of the Supervisory Board is governed by section 14 of the Company’s Articles of Association, which was amended on the Annual General Meeting on May 14, 2021. Accordingly, the Supervisory Board members receive a fixed annual remuneration, payable after the end of the fiscal year. The remuneration amounts to €30,000 per year, with the chairman receiving twice that amount and the deputy chairman receiving one and a half times this amount. An attendance fee of €500 are paid for Supervisory Board meetings. Members of the Supervisory Board receive reimbursement for their out-of-pocket
expenses, however, as well as reimbursement of the value-added tax on their remuneration and out-of-pocket
expenses. In addition, the Company bears the costs of D&O liability insurance for the Supervisory Board members. The Company does not grant any loans to the Supervisory Board members.
The annual remuneration for the Supervisory Board in fiscal year 2021 is as follows:

€ thousand	For the years ended
	December 31, 2021	December 31, 2020
Dr. Manfred Krischke	80	40
Peter Müller-Brühl	50	20
Dr. Gerd Gruppe	39	30
Steve Geskos	32	0
Wincent Wobbe	19	0
Thomas Hanke	16	11
Dr. Thomas Billeter	15	20
Hans Koenigsmann	12	0
Thomas Mayrhofer	0	9
Total	263	130
Shareholdings of management and supervisory board members
Based on available information, the board members have the following shareholdings:

Number of shares	December 31, 2021	December 31, 2020	Change
Peter Müller-Brühl	4,445	4,445	0
Joachim Horwath	220,527	396,940	(176,413)
Bulent Altan	1,136	0	1,136
Stefan Berndt-von Bülow	174	0	174